Auto Loan Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 18, 2023
Auto Loan Payable [Line Items]
Interest rate			6.34%
Interest expenses	$ 3,021	$ 967
Promissory Note [Member]
Auto Loan Payable [Line Items]
Matures term	Sep. 18, 2029